Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Investments In Associates And Joint Ventures

	2020 £m	2019 £m

1 January	1,860	1,737

Total comprehensive income (note 5)	323	390

Dividends	(394)	(239)

Additions (note 23)	5	8

Other equity movements	2	(36)

31 December	1,796	1,860

Non-current assets	1,021	1,237

Current assets	1,155	1,085

Non-current liabilities	(61)	(74)

Current liabilities	(319)	(388)

	1,796	1,860

ITC Ltd. (Group’s share of the market value is £7,574 million (2019: £9,099 million))	1,724	1,794

Other listed associates (Group’s share of the market value is £184 million (2019: £221 million))	26	22

Unlisted associates	46	44

	1,796	1,860

ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Latest Published Information

	2020 £m	2019 £m

Non-current assets	3,399	4,124

Current assets	3,513	3,234

Non-current liabilities	(194)	(237)

Current liabilities	(858)	(1,031)

	5,860	6,090

Group’s share of ITC Ltd. (2020: 29.42%; 2019: 29.46%)	1,724	1,794